Business combinations - Disclosure Of Fair Value Of Certain Assets Acquired and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021		Feb. 22, 2023
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 863	$ 11,576
Trade and other receivables		28,231	352,274
Inventoried supplies and prepaid expenses		2,179	30,143
Property and equipment		70,959	1,396,337
Right-of-use assets		28,269	111,590
Intangible assets		45,740	44,770
Other assets		368	8,198
Trade and other payables		(10,327)	(223,944)
Income tax payable		1,465	2,668
Provisions		280	75,089
Employee benefits			(65,849)
Other non-current liabilities			62
Lease liabilities		28,269	111,590
Deferred tax liabilities		(13,848)	(210,910)
Total identifiable net assets		122,420	1,261,292
Total consideration transferred		181,608	1,026,920
Bargain purchase gain		0	(283,593)	[1],[2]
Total consideration transferred		$ 181,608	1,026,920		$ 68,800
Provisional FairValueIncluded In The Interim FinancialStatements [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			6
Trade and other receivables			328,468
Inventoried supplies and prepaid expenses			26,643
Property and equipment			1,186,198
Right-of-use assets			100,971
Intangible assets			18,856
Other assets			860
Trade and other payables			(208,928)
Income tax payable			302
Provisions			(50,352)
Employee benefits			(65,849)
Other non-current liabilities			(56)
Lease liabilities			(100,971)
Deferred tax liabilities			(177,992)
Total identifiable net assets			1,058,156
Total consideration transferred			864,607
Bargain purchase gain			(193,549)
Total consideration transferred			864,607
Measurement PeriodAdjustment [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			0
Trade and other receivables			0
Inventoried supplies and prepaid expenses			0
Property and equipment			123,267
Right-of-use assets			0
Intangible assets			0
Other assets			7,273
Trade and other payables			(546)
Income tax payable			(302)
Provisions			(24,515)
Employee benefits			0
Other non-current liabilities			0
Lease liabilities			0
Deferred tax liabilities			(15,133)
Total identifiable net assets			90,044
Total consideration transferred			0
Bargain purchase gain	$ (90,000)		(90,044)
Total consideration transferred			0
Reassessed Fair Value [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			6
Trade and other receivables			328,468
Inventoried supplies and prepaid expenses			26,643
Property and equipment			1,309,465
Right-of-use assets			100,971
Intangible assets			18,856
Other assets			8,133
Trade and other payables			(209,474)
Income tax payable			0
Provisions			(74,867)
Employee benefits			(65,849)
Other non-current liabilities			(56)
Lease liabilities			(100,971)
Deferred tax liabilities			(193,125)
Total identifiable net assets			1,148,200
Total consideration transferred			864,607
Bargain purchase gain			(283,593)
Total consideration transferred			$ 864,607

[1]	Adjustments to provisional amounts of UPS Freight prior year business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))